Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022	Oct. 13, 2021	Sep. 28, 2021	Jun. 01, 2021
Jiayang Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage						10.00%
Equity Method Investment, Aggregate Cost					¥ 55,000
Unrealized Gain (Losses) Recognized	¥ (1,645)	¥ 5,941	¥ 2,130
Payments of Dividends	500	0	0
Tale Base Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage						10.02%
Equity Method Investment, Aggregate Cost				¥ 31,400
Unrealized Gain (Losses) Recognized	(776)	1,047	(271)
Credit Losses on Investment	1,636
Lingdai Investment [Member]
Debt Securities, Available-for-Sale [Line Items]
Equity Method Investment, Ownership Percentage							19.00%
Equity Method Investment, Aggregate Cost							¥ 31,980
Unrealized Gain (Losses) Recognized			¥ (3,509)
Credit Losses on Investment	7,492	3,365
Other [Member]
Debt Securities, Available-for-Sale [Line Items]
Unrealized Gain (Losses) Recognized	¥ 5,336	¥ 9,779